KPMG LLP
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Independent Accountants’ Report on Applying Agreed-Upon Procedures

Navient Credit Funding, LLC (the “Company”)
Navient Corporation
Navient Solutions, LLC
RBC Capital Markets, LLC
Barclays Capital Inc.
BofA Securities, Inc.
Credit Suisse Securities (USA) LLC
J.P. Morgan Securities LLC (together, the “Specified Parties”)

Re: Navient Private Education Refi Loan Trust 2021-B – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on the specified attributes identified by the Company in an electronic data file entitled “2021-B Loan Tape
1B- Formatted.xlsx” (the “Data File”), provided by the Company on February 12, 2021, containing certain information related to 17,550 student loans (the “Student Loans”) as of February 7, 2021 (the “Cutoff Date”), which we were informed are intended to be included as collateral in the offering by Navient Private Education Refi Loan Trust 2021-B. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties.
Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We are independent certified public accountants with respect to the Company and its affiliates under Rule 1.200.001 of the AICPA’s Code of Professional Conduct.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.

•	The term “materiality threshold” means that dollar amounts were within $1.00, First Payment Dates were within two (2) days, and Remaining Terms were within one (1) month.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

•
The term “FDR System” means the Company’s internal servicing system containing certain information such as interest rate, loan status, first payment date, original loan balance, current loan balance, and original maturity date related to the Selected Student Loans (defined below).

•	The term “CARES System” means the Company’s internal servicing system containing certain information regarding the financial history of the Selected Student Loans.
•
The term “Earnest Internal Tool Account Number Page” means a screenshot containing certain information from the Company’s internal loan account overview system (e.g. repayment schedule, payment history, interest rate, original loan balance, etc.) for the Selected Student Loans.

•
The term “Verify Report Page” means a screenshot containing certain information from the Company’s internal application verification tool such as: school type, school name, and school degree for the Selected Student Loans.

•
The term “Application Underwriting Snapshot Page” means a screenshot containing information from the Company’s internal application underwriting tool related to education degree and school name for the Selected Student Loans.

•
The term “Title IV Federal School Code List” means a listing identifying schools in the United States participating in the Title IV federal student aid programs that we were instructed by the Company to download from the “Federal Student Aid Website” (https://ifap.ed.gov/ilibrary/document-types/federal- school-code-list).

•
The term “Accredited Programs List” means a listing identifying accredited schools issued by the U.S. Department of Education’s Office of Post-secondary Education (OPE) that we were instructed by the Company to download from the “Database of Accredited Postsecondary Institutions and Programs Website” (https://ope.ed.gov/accreditation/).

•	The term “Amortized Payment History Schedule” means a schedule of the payment history information of certain Selected Student Loans extracted from the FDR System.
•
The term “FNI Data Supplement” means an electronic file that the Company informed us was extracted from the FDR System, containing certain information such as school type, school name, and school degree for the Selected Student Loans.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, methodology, or value, as described in Exhibit C.
•
The term “Loan File” means any file containing some or all of the following documents, as applicable, for each of the Selected Student Loans: Loan Agreement, Earnest Internal Tool Account Number Page, Verify Report Page, Application Underwriting Snapshot Page, Title IV Federal School Code List, Accredited Programs List, Amortized Payment History Schedule, FNI Data Supplement, “Principal” field in the CARES System, and the following screens in the FDR System: #BS Screen, #BS1 Screen, #BS3 Screen, #BS5 Screen, #CDS Screen, #CIS Screen, #CMS Screen, #CSS Screen, #CU4 Screen, #EDH Screen, #ED2 Screen, #NM AF Screen, #NM CC Screen, #NM CS Screen, #NM ST Screen, #NPO Screen, and #HDI Screen. The Loan File was represented by the Company to be a copy of the original Loan File or electronic records contained within the respective system or website.

We were instructed by the Company to perform the following agreed-upon procedures on the Student Loans in the Data File.

A.	We randomly selected a sample of Student Loans from the Data File, utilizing a confidence level of 95.0%, an expected error rate of 3.0%, and a maximum estimated error occurrence rate (the upper error
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limit) for each of the attributes not to exceed 5.0%, as instructed by the Company. The selection criteria resulted in a sample of 359 Student Loans (the “Selected Student Loans,” as listed in Exhibit A attached hereto).

B.
For each Selected Student Loan, we compared or recomputed the specified attributes in the Data File to or using the corresponding information in the respective Loan File. The Specified Parties indicated that the absence of any of the noted documents or the inability to agree the indicated information from the Data File to the Loan File for each of the specified attributes, utilizing the Instructions as applicable, constituted an exception. The Loan File documents are listed in the order of priority until such attribute was agreed.

Attributes	Loan File/Instructions
Loan Number	For “Earnest Refi” loans: Earnest Internal Tool Account Number Page or “ACCOUNT NUMBER” field on #CU4 Screen For “Navi Refi” loans: “ACCOUNT NUMBER” field on #CU4 Screen
Loan Type	For “Earnest Refi” loans: Loan Agreement, Earnest Internal Tool Account Number Page For “Navi Refi” loans: “CURRENT STRATEGY” field on #NM ST Screen, and Instructions
Borrower State	”Address” field on #BS1 Screen or any notations related to address changes on #CIS Screen
Interest Rate
“INT RT” column on #EDH Screen, “INT 1%” field and “INT 2%” field in “ORIG STMT VALUES” section on #ED2 Screen, “AUTO PAY FLAG”
field on #NM AF Screen, #HDI Screen for interest rate with borrower benefit related information

Payment Frequency	“MISC 13” field on #NM CS Screen, “PREV AUTO FLAG” field on #CMS Screen and Instructions
Loan Status	“CURR LOAN STAT” column on #EDH Screen and “MISC FIELD 2” column on #BS3 Screen, notation of status change on #CIS Screen, “ORIG STMT STATUS” field on #ED2 Screen and Instructions
First Payment Date	“RPMT BEGIN DT” field on #EDH Screen or “1st ACTIVE DATE” field on #BS5 Screen
Original Loan Balance
“FINANCIAL INSTITUTION” field on #NM CC Screen

For Selected Student Loans without Original Loan Balance information in the FDR System: “Amount Financed” field in the “Overview” section of the Earnest Internal Tool Account Number Page, “Amount” column corresponding to the “deposit” and the “return_of_proceeds” in the “Type” column of the “Loan Transaction” section of the Earnest Internal Tool Account Number Page

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Attributes	Loan File/Instructions
Current Principal Balance
“ACCOUNT BALANCE” column on #CSS Screen, documentation of change that affects the current principal balance on #CIS Screen, “CUR BAL” field on #BS Screen, “FINANCIAL INSTITUTION” field on #NM CC Screen, “RPMT FEE” field or “CAP INT” field on #ED2 Screen, “DISBURSEMENT” and “ADJUSTMENT” fields on #CSS Screen or #CDS Screen or “MEMO TEXT” field on #CMS Screen, “RETRO PROCESSING” field on #ED2 Screen, “Interest Rate” field on #CSS Screen, CYCLE DATE on #EDH Screen, “PAYMENT” fields on #CSS Screen or #CDS Screen, “Principal” field in the CARES system, and Instructions

Original Maturity Date	“MATURITY DT” field on #EDH Screen, “METHOD OVERRIDE END DATE” field using the “RULS MIN PAY (CP PO RM)” field on #NPO Screen, notation of status change on #CIS Screen
Remaining Term	“MATURITY DT” field and “DUE DATE” field on #EDH Screen and Instructions
School Type
For “Earnest Refi” loans: “Degree” field in the “Educations” section of the Verify Report Page, “Underwritten Education Degree” field in the Application Underwriting Snapshot Page, and Instructions

For “Navi Refi” loans: “Underwritten Education Is Undergraduate” field in the FNI Data Supplement

School Name
For “Earnest Refi” loans: “Verified School Name” field in the “Educations” section of the Verify Report Page, “Underwritten Education School Name” field in the Application Underwriting Snapshot Page, and Instructions.

For “Navi Refi” loans: “Underwritten Education School Name” field in the FNI Data Supplement.

Observe the School Name appeared in the Title IV Federal Student Aid Programs utilizing the Instructions.

School Degree
For “Earnest Refi” loans: “Degree” field in the “Educations” section of the Verify Report Page, “Underwritten Education Degree” field in the Application Underwriting Snapshot Page, and Instructions.

For “Navi Refi” loans: “Underwritten Education Degree” field in the FNI Data Supplement.

Original FICO Score	“EDS SCR01” or “EDS SCR02” field in “FICO INFO” tab on #HDI Screen

The information regarding the Selected Student Loans was found to be in agreement with the respective information contained in the Loan Files, except as listed in Exhibit B.

Based on the results of the procedures performed, there is a 95.0% confidence level that the maximum estimated error occurrence rate for each of the attributes across the entire population of 17,550 Student Loans does not exceed 5.0%. Because we are not engaged to express a conclusion, we do not offer a conclusion based on the application of a sampling technique.
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This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on information included in the Data File and Loan Files, and Instructions, without verification or evaluation of such information, methodologies, or instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the Student Loans, (ii) the reasonableness of the Instructions (iii) the reliability or accuracy of the Loan Files which were used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Student Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Student Loans being securitized, (iii) the compliance of the originator of the Student Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Student Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties, and is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

Irvine, CA
March 3, 2021

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Exhibit A – The Selected Student Loans

Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*
1	2021B001	39	2021B039	77	2021B077	115	2021B115	153	2021B153
2	2021B002	40	2021B040	78	2021B078	116	2021B116	154	2021B154
3	2021B003	41	2021B041	79	2021B079	117	2021B117	155	2021B155
4	2021B004	42	2021B042	80	2021B080	118	2021B118	156	2021B156
5	2021B005	43	2021B043	81	2021B081	119	2021B119	157	2021B157
6	2021B006	44	2021B044	82	2021B082	120	2021B120	158	2021B158
7	2021B007	45	2021B045	83	2021B083	121	2021B121	159	2021B159
8	2021B008	46	2021B046	84	2021B084	122	2021B122	160	2021B160
9	2021B009	47	2021B047	85	2021B085	123	2021B123	161	2021B161
10	2021B010	48	2021B048	86	2021B086	124	2021B124	162	2021B162
11	2021B011	49	2021B049	87	2021B087	125	2021B125	163	2021B163
12	2021B012	50	2021B050	88	2021B088	126	2021B126	164	2021B164
13	2021B013	51	2021B051	89	2021B089	127	2021B127	165	2021B165
14	2021B014	52	2021B052	90	2021B090	128	2021B128	166	2021B166
15	2021B015	53	2021B053	91	2021B091	129	2021B129	167	2021B167
16	2021B016	54	2021B054	92	2021B092	130	2021B130	168	2021B168
17	2021B017	55	2021B055	93	2021B093	131	2021B131	169	2021B169
18	2021B018	56	2021B056	94	2021B094	132	2021B132	170	2021B170
19	2021B019	57	2021B057	95	2021B095	133	2021B133	171	2021B171
20	2021B020	58	2021B058	96	2021B096	134	2021B134	172	2021B172
21	2021B021	59	2021B059	97	2021B097	135	2021B135	173	2021B173
22	2021B022	60	2021B060	98	2021B098	136	2021B136	174	2021B174
23	2021B023	61	2021B061	99	2021B099	137	2021B137	175	2021B175
24	2021B024	62	2021B062	100	2021B100	138	2021B138	176	2021B176
25	2021B025	63	2021B063	101	2021B101	139	2021B139	177	2021B177
26	2021B026	64	2021B064	102	2021B102	140	2021B140	178	2021B178
27	2021B027	65	2021B065	103	2021B103	141	2021B141	179	2021B179
28	2021B028	66	2021B066	104	2021B104	142	2021B142	180	2021B180
29	2021B029	67	2021B067	105	2021B105	143	2021B143	181	2021B181
30	2021B030	68	2021B068	106	2021B106	144	2021B144	182	2021B182
31	2021B031	69	2021B069	107	2021B107	145	2021B145	183	2021B183
32	2021B032	70	2021B070	108	2021B108	146	2021B146	184	2021B184
33	2021B033	71	2021B071	109	2021B109	147	2021B147	185	2021B185
34	2021B034	72	2021B072	110	2021B110	148	2021B148	186	2021B186
35	2021B035	73	2021B073	111	2021B111	149	2021B149	187	2021B187
36	2021B036	74	2021B074	112	2021B112	150	2021B150	188	2021B188
37	2021B037	75	2021B075	113	2021B113	151	2021B151	189	2021B189
38	2021B038	76	2021B076	114	2021B114	152	2021B152	190	2021B190

(*) The Company has assigned a unique Loan ID number to each student loan in the Data File. The Student Loan Numbers referred to in this Exhibit are not the Account Numbers.

Exhibit A – The Selected Student Loans

Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*
191	2021B191	229	2021B229	267	2021B267	305	2021B305	343	2021B343
192	2021B192	230	2021B230	268	2021B268	306	2021B306	344	2021B344
193	2021B193	231	2021B231	269	2021B269	307	2021B307	345	2021B345
194	2021B194	232	2021B232	270	2021B270	308	2021B308	346	2021B346
195	2021B195	233	2021B233	271	2021B271	309	2021B309	347	2021B347
196	2021B196	234	2021B234	272	2021B272	310	2021B310	348	2021B348
197	2021B197	235	2021B235	273	2021B273	311	2021B311	349	2021B349
198	2021B198	236	2021B236	274	2021B274	312	2021B312	350	2021B350
199	2021B199	237	2021B237	275	2021B275	313	2021B313	351	2021B351
200	2021B200	238	2021B238	276	2021B276	314	2021B314	352	2021B352
201	2021B201	239	2021B239	277	2021B277	315	2021B315	353	2021B353
202	2021B202	240	2021B240	278	2021B278	316	2021B316	354	2021B354
203	2021B203	241	2021B241	279	2021B279	317	2021B317	355	2021B355
204	2021B204	242	2021B242	280	2021B280	318	2021B318	356	2021B356
205	2021B205	243	2021B243	281	2021B281	319	2021B319	357	2021B357
206	2021B206	244	2021B244	282	2021B282	320	2021B320	358	2021B358
207	2021B207	245	2021B245	283	2021B283	321	2021B321	359	2021B359
208	2021B208	246	2021B246	284	2021B284	322	2021B322
209	2021B209	247	2021B247	285	2021B285	323	2021B323
210	2021B210	248	2021B248	286	2021B286	324	2021B324
211	2021B211	249	2021B249	287	2021B287	325	2021B325
212	2021B212	250	2021B250	288	2021B288	326	2021B326
213	2021B213	251	2021B251	289	2021B289	327	2021B327
214	2021B214	252	2021B252	290	2021B290	328	2021B328
215	2021B215	253	2021B253	291	2021B291	329	2021B329
216	2021B216	254	2021B254	292	2021B292	330	2021B330
217	2021B217	255	2021B255	293	2021B293	331	2021B331
218	2021B218	256	2021B256	294	2021B294	332	2021B332
219	2021B219	257	2021B257	295	2021B295	333	2021B333
220	2021B220	258	2021B258	296	2021B296	334	2021B334
221	2021B221	259	2021B259	297	2021B297	335	2021B335
222	2021B222	260	2021B260	298	2021B298	336	2021B336
223	2021B223	261	2021B261	299	2021B299	337	2021B337
224	2021B224	262	2021B262	300	2021B300	338	2021B338
225	2021B225	263	2021B263	301	2021B301	339	2021B339
226	2021B226	264	2021B264	302	2021B302	340	2021B340
227	2021B227	265	2021B265	303	2021B303	341	2021B341
228	2021B228	266	2021B266	304	2021B304	342	2021B342

(*) The Company has assigned a unique Loan ID number to each student loan in the Data File. The Student Loan Numbers referred to in this Exhibit are not the Account Numbers.

Exhibit B – Exception List

Selected Student Loan Number	Student Loan Number	Attribute	Per Data File	Per Loan File
204	2021B204	School Name appearing in Title IV Federal Student Aid Programs	IE University	Information not found

Exhibit C – Instructions

Attribute	Instructions
Loan Type
For “Navi Refi” loans, Loan Type is considered to be:

•        Fixed rate loan if the “CURRENT STRATEGY” field on the #NM ST Screen begins with “E” or “D,”

•        Variable rate loan if the “CURRENT STRATEGY” field on the #NM ST Screen begins with “V” or “R.”

Payment Frequency
Payment Frequency is considered to be:

•        “Bi-Weekly” if the 45th position of the “MISC 13” field on the #NM CS Screen is “B” or the “PREV AUTO PAY FLAG” field on the #CMS Screen indicates “0,”

•        “Monthly” if the 45th position of the “MISC 13” field on the #NM CS Screen is not “B” or the “PREV AUTO PAY FLAG” field on the #CMS Screen indicates “A.”

Loan Status
Loan Status is considered to be “active” if:

(i)       the “CURR LOAN STAT” field on the #EDH Screen is “RPMT” and the “MISC FIELD 2” column on the #BS3 Screen is “D0000,”

(ii)      the “CURR LOAN STAT” field on the #EDH Screen is “FORB, FORD, or SSFP” and the “MISC FIELD 2” column on the #BS3 Screen is “P0000” or,

(iii)      the “STAT” column on the #EDH Screen does not begin with letter “P.”

Current Principal Balance
Compare or recompute the Current Principal Balance as follows (Instructions are listed in order of priority until the attribute was agreed):

a)         Compare to the “ACCOUNT BALANCE” column on the #CSS Screen or documentation of a change that affects the current principal balance on the #CIS Screen.

b)         Compare to the amount in the “CUR BAL” field on the #BS Screen.

c)         Compare to the amount in the “FINANCIAL INSTITUTION” field on the #NM CC Screen.

d)         Recompute the Current Principal Balance as follows:

i.     Add any applicable Repayment Fee (shown under the “RPMT FEE” field on the #ED2 Screen) or applicable Capitalized Interest (shown under the “CAP INT” field on the #ED2 Screen) to the “ACCOUNT BALANCE” column on the #CSS Screen, and subtract any applicable disbursement amount (shown under the “DISBURSEMENT” field on the #CSS Screen or the #CDS Screen), applicable adjustment (shown under the “ADJUSTMENT” field on the #CSS Screen or the #CDS Screen), or applicable disbursement return amount (shown under the “MEMO TEXT” field on the #CMS Screen);

Exhibit C – Instructions

Attribute	Instructions

ii.   Subtract any amount indicated in the “RETRO PROCESSING” field on the #ED2 Screen and any additional principal payment applied after the Cutoff Date, identified by either (1) subtracting the recalculated accrued interest (“Interest Rate” field on the #CSS Screen multiplied by the number of days from the start of the CYCLE DATE on the #EDH Screen to the day before the date of the first Payment under the “PAYMENT” field on the #CSS Screen or the #CDS Screen, multiplied by the “ACCOUNT BALANCE” column on the #CSS Screen) from the first Payment made under the “PAYMENT” field on the #CSS Screen or the #CDS Screen, or (2) under the “Principal” field in the CARES system; and,

iii.  Subtract any principal paid amount in the “PRINCIPAL PAID” field from the Amortized Payment History Schedule after the last transaction date reflected in the #CSS Screen but before the Cutoff Date.

Remaining Term
Recompute as follows:

(i)        Subtract the Cutoff Date from the date one month after the maturity date indicated on the #EDH Screen.

(ii)        Divide the result by the average number of days in a month (i.e., 30.4375).

If the Cutoff Date was later than the due date indicated on the #EDH Screen, subtract one month from (ii).

School Type
For “Earnest Refi” loans, School Type is considered to be “No” (not undergraduate) if the school name in the “underwritten_education_ school_ name” field in the Data File indicates either (i) the underwritten school is a high school or (ii) “NULL” and the “is_parent_plus” field in the Data File indicates “Yes.”

School Name
For “Earnest Refi” loans, School Name is considered to be “NULL” if (i) the school name in the “underwritten_education_school_name” field in the Data File is “NULL,” and (ii) the “is_parent_plus” field in the Data File indicates “Yes.”

Exhibit C – Instructions

Attribute	Instructions
School Name appearing in Title IV Federal Aid Programs
Instructions are listed in order of priority until the attribute was agreed:

a)      Compare the school name under the “underwritten_education_school_name” field in the Data File to the corresponding information on the Title IV Federal School Code List.

b)      Compare the U.S. Department of Education’s Office of Postsecondary Education (OPE) code under the “underwritten_ education_opeid” field in the Data File to the “SchoolCode” field in the Title IV Federal School Code List.

c)      Observe whether the school name under the “underwritten_education_ school_name” field in the Data File appeared in the “Institution_Name” field in the Accredited Programs List.

d)      Observe whether the school name under the “underwritten_education_ school_name” field in the Data File:

(i)          appears in the “Verified School Name” field in the “Educations” section of the Verify Report Page or “Underwritten Education School Name” field in the Application Underwriting Snapshot Page for “Earnest Refi” loans; or,

(ii)        appears in the “Underwritten Education School Name” field in the FNI Data Supplement for “Navi Refi” loans.

In the event the school name in the “underwritten_education_school_name” field in the Data File indicates the underwritten school is a high school or “NULL,” observe if the “is_parent_plus” field in the Data File indicates “Yes,” which represents Parent Plus loan and therefore the parent’s highest achieved education was used to originate the loan. If the highest achieved education is high school or “NULL,” the parent did not possess a collegiate degree, and there would be no corresponding OPE code for the loan within the Title IV Federal School Code List or Accredited Programs List.

In the event the school name in the “underwritten_education_school_name” field in the Data File indicates the school is a satellite campus, but the Title IV Federal School Code List or the Accredited Programs List designation is not available at the satellite campus level, compare the name of the college or university to which the satellite campus relates to the Title IV Federal School Code List or the Accredited Programs List.

Exhibit C – Instructions

Attribute	Instructions
School Degree
For “Earnest Refi” loans, School Degree is considered to be:

•     “Masters” or “MD” if the “Degree” field in the “Educations” section of the Verify Report Page or the “Underwritten Education Degree” field in the Application Underwriting Snapshot Page indicates “medical_other” or “DO,” respectively.

•     “NULL” if (i) the school name in the “underwritten_education_ degree” field in the Data File is “NULL,” and (ii) the “is_parent_plus” field in the Data File indicates “Yes.”

C-4